ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS	3 Months Ended
Mar. 31, 2025
Disclosure of types of insurance contracts [abstract]
ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS

NOTE 12. ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS
The Assets and Liabilities related to insurance contracts, at period/fiscal year closing, are detailed below:

Item	03.31.25	12.31.24
Insurance contract assets	36,437,770	37,178,393
Insurance contract liabilities	(698,923,202)	(723,224,667)
Liabilities for remaining coverage	(412,871,450)	(441,316,786)
Estimates of the present value of cash flows	(317,940,125)	(320,439,859)
Risk adjustment	(57,395,712)	(61,355,962)
Cost service margin	(91,312,525)	(111,203,132)
Loss component	(3,479)	(1,473,416)
Premium reserve - Simplified Model	53,780,391	53,155,583
Liabilities for incurred claims	(249,613,982)	(244,729,488)
Estimates of the present value of cash flows	(245,521,187)	(240,290,047)
Risk adjustment	(4,092,795)	(4,439,441)
Reinsurance contract assets	60,810,309	59,124,372
Reinsurance contract liabilities	(918,924)	—
Liabilities for remaining coverage	17,940,253	20,417,994
Premium reserve - Simplified Model	17,940,253	20,417,994
Liabilities for incurred claims	41,951,132	38,706,378
Estimates of the present value of cash flows	41,799,464	38,544,485
Risk adjustment	151,668	161,893